NYSE Euronext

10013868

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
NOV 16 2010
Washington, DC 20549

CERTNYS
001-34968

November 16, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Anheuser-Busch InBev SA/NV (Guarantor), Brandbrew S.A. (Guarantor), Cobrew NV/SA (Guarantor), Anheuser-Busch Companies, Inc. (Guarantor), Anheuser-Busch InBev Worldwide Inc. (Issuer) 9.750% Notes due 2015 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2010. Tentative listing date – November 17, 2010.

Sincerely,

[signature]